PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provisions, start	$ 71.6
Additions	25.8
Amounts used	(31.1)
Unused amounts reversed	(0.7)
Exchange differences	(0.6)
Provisions, end	65.0
Less: current portion	28.7	$ 32.1	$ 43.2	$ 43.2
Long-term portion	36.3	$ 39.5	$ 39.1	$ 39.1
Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	8.6
Additions	0.9
Amounts used	(1.5)
Unused amounts reversed	0.0
Exchange differences	0.0
Provisions, end	8.0
Less: current portion	0.3
Long-term portion	7.7
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, start	16.8
Additions	0.0
Amounts used	(4.4)
Unused amounts reversed	0.0
Exchange differences	(0.6)
Provisions, end	11.8
Less: current portion	3.8
Long-term portion	8.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions, start	3.3
Additions	0.9
Amounts used	(0.5)
Unused amounts reversed	(0.2)
Exchange differences	(0.1)
Provisions, end	3.4
Less: current portion	2.7
Long-term portion	0.7
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions, start	40.0
Additions	16.9
Amounts used	(19.3)
Unused amounts reversed	(0.2)
Exchange differences	0.1
Provisions, end	37.5
Less: current portion	18.7
Long-term portion	18.8
Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	2.9
Additions	7.1
Amounts used	(5.4)
Unused amounts reversed	(0.3)
Exchange differences	0.0
Provisions, end	4.3
Less: current portion	3.2
Long-term portion	$ 1.1
Bottom of range
Disclosure of other provisions [line items]
Expected warranty claims on products, period	1 year
Top of range
Disclosure of other provisions [line items]
Expected warranty claims on products, period	7 years